Cover	Nov. 28, 2021	Nov. 26, 2021
Cover [Abstract]
DocumentType	8-K
Amendment Flag		false
DocumentPeriodEndDate	Nov. 26, 2021
File Number	333-210544
RegistrantName	LOVARRA
Entity Central Index Key		0001746278
TaxIdentificationNumber	35-2618297
IncorporationStateCountryCode	NV
AddressAddressLine1	85 Broad Street, 16-079
AddressCityOrTown	New York
AddressStateOrProvince	NY
AddressPostalZipCode	10004
LocalPhoneNumber	(___) ___-___
WrittenCommunications		false
Soliciting Material	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false